Total
2ndVote Life Neutral Plus ETF
2ndVote Life Neutral Plus ETF
INVESTMENT OBJECTIVE
The 2ndVote Life Neutral Plus ETF (“Fund”) seeks to generate long-term total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	2ndVote Life Neutral Plus ETF 2ndVote Life Neutral Plus ETF
Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.75%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
2ndVote Life Neutral Plus ETF | 2ndVote Life Neutral Plus ETF | USD ($)	77	240	417	930

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2022, the portfolio turnover rate for the Fund was 37% of the average value of its portfolio.

Principal Investment Strategy

The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund seeks to meet its investment objective by primarily investing its net assets, plus borrowings for investment purposes, if any, in the equity securities of large- and mid- capitalization companies domiciled in the United States (“US”) and/or principally traded in US securities markets (collectively, “US Companies”) that meet its pro-life social criteria. The Fund uses a fundamental security analysis and proprietary social scoring system to select the equity securities.

Construction of the Fund’s portfolio starts with the initial universe of US Companies with a market capitalization greater than $2 billion. Companies that satisfy the market capitalization screen are then screened based on their life score (“Life Score”) from 2nd Vote, Inc. (“Analytics”), a company that has created a proprietary scoring system to track the quality, quantity, type, and extent of a corporation’s or organization’s social activism. Companies with a Life Score of less than “3.0” on the scoring system are removed from the investable universe. The next step in the investment process is applying the Laffer Tengler Investments, Inc.’s (“LTI” or “Sub-Adviser”) Value Screen process or Relative Dividend Yield (“RDY”) and Relative-Price-to-Sales Ratio (“RPSR”) screen. RDY measures the yield of a particular stock compared to the yield on the S&P 500 and does so over long periods of time. RPSR measures how much investors are paying for a unit of sales, which reveals, according to the Sub-Adviser, what investors have historically paid for a particular company’s sales compared to what they are paying for the sales of all the companies in the S&P 500. The companies that pass the RDY and RPSR screen are then analyzed according to LTI’s proprietary research process, which analyzes fundamental, qualitative and quantitative data for each company:

Examples include:

●	Qualitative Factors:

Catalyst for Outperformance

Franchise Value & Market Growth

Top Management/Board of Directors

●	Quantitative Factors:

Sales/Revenue Growth

Operating Margins

Relative P/E

Positive Free Cash Flow

Dividend Coverage/Growth

Asset Turnover Ratio

Use of Cash (buyback, debt, dividend)

Leverage

Financial Risk

LTI’s proprietary research process determines the final investment portfolio and security weights for the Fund.

Value Screen

The fundamental security analysis process as developed by LTI, which employs two time-proven stock valuation metrics (both pioneered by its team) that it believes are consistent and robust indicators of investment value: Relative Dividend Yield (“RDY”) and Relative-Price-to-Sales Ratio (“RPSR”). RPSR is the dominant selection methodology. RDY provides a level of confirmation and conviction to the selection when dividends are available. After the initial screening is completed, each company will then be considered according to LTI’s proprietary research analysis consisting of its proprietary research process.

Proprietary Rating System

The proprietary scoring system was developed by Analytics, whose founder is an indirect owner of 2nd Vote Advisers, LLC (the “Adviser”). The scoring system evaluates information about companies’ direct and indirect corporate donations; activities and stated policies of companies; documented sponsorships for various political and advocacy-related events; corporate leadership donations, activities and advocacy; and lobbying spent for or against various issues on federal and state levels (collectively, “Activities and Policies Data”). Information on these Activities and Policies is gathered from different data sources including: Forms 990 (IRS tax forms that provide the public with financial information about non-profit organizations), the IRS electronic filing database, official company websites, official company annual reports, news publications, keyword google searches, or any other sources that demonstrate advocacy/activism by or on behalf of the company.

While all companies begin with a base “3.0” or Neutral score, Analytics gathers Activities and Policies Data, and converts this data into a point system that is then added or deducted from the base score. For donations, the base score will either increase (donations for pro-life causes) or decrease (donations for pro-abortion causes) based on the dollar amount. Companies that directly or indirectly support abortion or abortion related advocacy groups or legislation will lower its Analytics scores. This would include any company that provides direct financial support for Planned Parenthood Federation of America or the Center for Reproductive Rights. Any company that provides support to pro-life organizations and or advocate for pro-life efforts will increase its Analytics score. Ultimately a company receives a Life Score of between 1 and 5, which may not be a whole number. Companies with a Life Score of less than “3.0” on the scoring system are not included in the Fund’s portfolio.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Principal Investment Risks

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Scoring and Data Risk. The composition of the Fund’s portfolio is heavily dependent on a proprietary scoring system as well as information and data supplied by third parties (“Scoring and Data”). When Scoring and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Scoring and Data been correct and complete. If the composition of the Scoring and Data reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Social Criteria Risk. Because the Fund evaluates social criteria to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under 2V scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on social criteria or funds that use a different social criteria methodology. In addition, the Fund’s assessment of a company, based on the company’s Analytics score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable social criteria characteristics if different metrics were used to evaluate them.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Fund’s portfolio is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if the Fund halts trading.

Large Shareholder Risk. From time to time, an AP, a third-party investor, the Adviser, the Sub-Adviser, or an affiliate of the Adviser or Sub-Adviser, or a fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Shares May Trade at Prices Other Than NAV. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.

Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on US exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

New Adviser Risk. The Adviser is a newly registered investment adviser and has not previously managed a mutual fund or ETF. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Information Technology Sector Risk. The Fund is subject to risks faced by companies in the technology industry. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition both domestically and internationally, including competition from competitors with lower production costs, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns compare with two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Return (Year Ended December 31, 2021)

The following table shows how the Fund’s average annual total returns compare to the returns of relevant broad-based market indices. The table also presents the impact of taxes on the Fund’s shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Periods Ended December 31, 2021
Average Annual Total Returns - 2ndVote Life Neutral Plus ETF	1 Year	Since Inception	Inception Date
2ndVote Life Neutral Plus ETF	29.36%	31.07%	Nov. 17, 2020
2ndVote Life Neutral Plus ETF | After Taxes on Distributions	29.27%	30.95%
2ndVote Life Neutral Plus ETF | After Taxes on Distributions and Sales	17.45%	23.76%
Russell 1000 Index	26.61%	31.11%
S&P 500 Total Return Index	28.71%	30.01%

The Russell 1000 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the 1000 top companies by market capitalization in the U.S. and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in this index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in this index or benchmark.

Updated performance information is also available on the Fund’s website at www.2ndvotefunds.com.

2ndVote Society Defended ETF
2ndVote Society Defended ETF
INVESTMENT OBJECTIVE
The 2ndVote Society Defended ETF (“Fund”) seeks to generate long-term total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	2ndVote Society Defended ETF 2ndVote Society Defended ETF
Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.75%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
2ndVote Society Defended ETF | 2ndVote Society Defended ETF | USD ($)	77	240	417	930

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2022, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Principal Investment Strategy

The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund seeks to meet its investment objective by primarily investing its net assets, plus borrowings for investment purposes, if any, in the equity securities of large- and mid- capitalization companies domiciled in the United States (“US”) and/or principally traded in US securities markets (collectively, “US Companies”) that meet its 2nd Amendment and border security social criteria. The Fund uses a fundamental security analysis and proprietary social scoring system to select the equity securities.

Construction of the Fund’s portfolio starts with the initial universe of US Companies with a market capitalization greater than $2 billion. Companies that satisfy the market capitalization screen are then screened based on their 2nd Amendment score (“2nd Amendment Score”) and Border Security score (“Border Security Score”) from 2nd Vote, Inc. (“Analytics”), a company that has created a proprietary scoring system to track the quality, quantity, type, and extent of a corporation’s or organization’s social activism. Companies with a 2nd Amendment Score or a Border Security Score of less than “3.0” on the scoring system are removed from the investable universe. The next step in the investment process is applying the Laffer Tengler Investments, Inc.’s (“LTI” or “Sub-Adviser”) Value Screen process or Relative Dividend Yield (“RDY”) and Relative-Price-to-Sales Ratio (“RPSR”) screen which further reduces the number of companies that do not meet that investment criteria. RDY measures the yield of a particular stock compared to the yield on the S&P 500 and does so over long periods of time. RPSR measures how much investors are paying for a unit of sales, which reveals, according to the Sub-Adviser, what investors have historically paid for a particular company’s sales compared to what they are paying for the sales of all the companies in the S&P 500. The companies that pass the RDY and RPSR screen are then analyzed according to LTI’s proprietary research process, which analyzes fundamental, qualitative and quantitative data for each company:

Examples include:

●	Qualitative Factors:

Catalyst for Outperformance

Franchise Value & Market Growth

Top Management/Board of Directors

●	Quantitative Factors:

Sales/Revenue Growth

Operating Margins

Relative P/E

Positive Free Cash Flow

Dividend Coverage/Growth

Asset Turnover Ratio

Use of Cash (buyback, debt, dividend)

Leverage

Financial Risk

LTI’s proprietary research process determines the final investment portfolio and security weights for the Fund.

Value Screen

The fundamental security analysis process as developed by LTI, which employs two time-proven stock valuation metrics (both pioneered by its team) that it believes are consistent and robust indicators of investment value: Relative Dividend Yield (“RDY”) and Relative-Price-to-Sales Ratio (“RPSR”). RPSR is the dominant selection methodology. RDY provides a level of confirmation and conviction to the selection when dividends are available. After the initial screening is completed, each company will then be considered according to LTI’s proprietary research analysis consisting of its proprietary research process.

Proprietary Rating System

The proprietary scoring system was developed by Analytics, whose founder is an indirect owner of 2nd Vote Advisers, LLC (the “Adviser”). The scoring system evaluates information about companies’ direct and indirect corporate donations; activities and stated policies of companies; documented sponsorships for various political and advocacy-related events; corporate leadership donations, activities and advocacy; and lobbying spent for or against various issues on federal and state levels (collectively, “Activities and Policies Data”). Information on these Activities and Policies is gathered from different data sources including: Forms 990 (IRS tax forms that provide the public with financial information about non-profit organizations), the IRS electronic filing database, official company websites, official company annual reports, news publications, keyword google searches, any other sources that demonstrate advocacy/activism by or on behalf of the company.

While all companies begin with a base “3.0” or Neutral score, Analytics gathers Activities and Policies Data, converts this data into a point system that is then added or deducted from the base score.

With respect to the 2nd Amendment Score, the base score will increase for monetary donations that support the right to bear arms or decrease for monetary donations that support gun control laws based on the dollar amount. The degree to which companies provide direct or indirect support to organizations which support gun free zones, support of gun control legislation, oppose stand-your-ground-laws, oppose concealed carry, support banning of firearms or refusal to do business with the firearms industry, and related advocacy groups or legislation will lower their 2nd Amendment Score. Alternatively, the degree to which companies provide direct or indirect support to organizations which support firearm retailers and manufacturers and the right to bear arms will increase their 2nd Amendment Score.

With respect to the Border Security Score, the base score will increase for donations made to causes that support legal immigration or decrease for donations that support illegal immigration. The degree to which companies have an over-reliance on, or have outsourced their supply chain to countries (e.g., China) having interests adverse to the United States or which provide direct or indirect support to organizations that back open borders, promote or support sanctuary cities, that encourage the DREAM Act or are anti-Immigration and Customs Enforcement will lower their Border Security Score. Alternatively, the degree to which companies advocate for support of the rule of law, enforcement of federal immigration laws and avoid doing business with or have eliminated supply chain reliance on countries adverse to the United States will increase their Board Security Score. Direct or indirect support of organizations which lower a company’s 2nd Amendment Score and Border Security Score are collectively referred to as “anti-safe society actions.” Ultimately a company receives each a 2nd Amendment Score and Border Security Score of between 1 and 5, which may not be a whole number. Companies with a 2nd Amendment Score or a Border Security Score of less than “3.0” on the scoring system are not included in the Fund’s portfolio.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Principal Investment Risks

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Scoring and Data Risk. The composition of the Fund’s portfolio is heavily dependent on a proprietary scoring system as well as information and data supplied by third parties (“Scoring and Data”). When Scoring and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Scoring and Data been correct and complete. If the composition of the Scoring and Data reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Social Criteria Risk. Because the Fund evaluates social criteria to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under Analytics’ scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on social criteria or funds that use a different social criteria methodology. In addition, the Fund’s assessment of a company, based on the company’s Analytics score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable social criteria characteristics if different metrics were used to evaluate them.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Fund’s portfolio is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if the Fund halts trading.

Large Shareholder Risk. From time to time, an Authorized Participant, a third-party investor, the Adviser, the Sub-Adviser, or an affiliate of the Adviser or Sub-Adviser, or a fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Shares May Trade at Prices Other Than NAV. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.

Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on US exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Information Technology Sector Risk. The Fund is subject to risks faced by companies in the technology industry. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition both domestically and internationally, including competition from competitors with lower production costs, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns compare with two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Return (Year Ended December 31, 2021)

The following table shows how the Fund’s average annual total returns compare to the returns of relevant broad-based market indices. The table also presents the impact of taxes on the Fund’s shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - 2ndVote Society Defended ETF	1 Year	Since Inception	Inception Date
2ndVote Society Defended ETF	30.79%	35.91%	Nov. 17, 2020
2ndVote Society Defended ETF | After Taxes on Distributions	30.36%	35.49%
2ndVote Society Defended ETF | After Taxes on Distributions and Sales	18.39%	27.40%
Russell 1000 Index	26.61%	31.11%
S&P 500 Total Return Index	28.71%	30.01%

The Russell 1000 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the 1000 top companies by market capitalization in the U.S. and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in this index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in this index or benchmark.

Updated performance information is also available on the Fund’s website at www.2ndvotefunds.com.